Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2026
Entity File Number	000-55927
Entity Registrant Name	SecureTech Innovations, Inc.
Entity Central Index Key	0001703157
Entity Tax Identification Number	82-0972782
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2355 Highway 36 West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113
City Area Code	(651)
Local Phone Number	317-8990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false